Changes in Redeemable Noncontrolling Interests (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Beginning Balance	$ 412	¥ 33,902	¥ 28,095	¥ 25,396
Contribution to subsidiary	0	0	10,219	0
Adjustment of redeemable noncontrolling interests to redemption value	14	1,188	(73)	(139)
Transaction with noncontrolling interests	15	1,213	1,063	1,962
Comprehensive income (loss)
Net Income	33	2,724	2,959	2,476
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(4)	(315)	(2,353)	(1,600)
Total other comprehensive income (loss)	(4)	(315)	(2,353)	(1,600)
Comprehensive income (loss)	29	2,409	606	876
Cash dividends	(12)	(1,079)	(6,008)	0
Ending Balance	$ 458	¥ 37,633	¥ 33,902	¥ 28,095